Trade Accounts Receivable, Net - Disclosure of Trade Accounts Receivable, Net (Detail) - MXN ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Trade accounts receivables	$ 28,890	$ 30,278
Allowance for expected credit losses	(2,668)	(2,114)
Trade accounts receivable, Net	$ 26,222	$ 28,164